Basis of Presentation and Going Concern	6 Months Ended
Jun. 30, 2025
Basis of Presentation and Going Concern [Abstract]
BASIS OF PRESENTATION AND GOING CONCERN

2 BASIS OF PRESENTATION AND GOING CONCERN

2.1 Basis of presentation

These unaudited interim condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”) and include the accounts of the Group and its wholly- owned subsidiaries.

All inter-company balances and transactions have been eliminated. The Group uses the U.S dollar (“US$”) as its functional currency. The unaudited interim condensed consolidated financial statements have been presented in US$.

Hyperinflationary accounting

Marti İleri used Turkish Lira (“TL”) as functional currency until the end of
February 2022. Since the cumulative three-year inflation rate has risen to above 100% at the end of February 2022, based on the Turkish nation-wide consumer price indices announced by Turkish Statistical Institute (“TSI”), Turkiye is considered a hyperinflationary economy under FASB ASC Topic 830, Foreign Currency Matters starting from March 1, 2022.

Consequently, Marti İleri whose functional currency was TL until the end of February 2022, has remeasured its financial statements prospectively into new functional currency - US$ which is the non-highly inflationary currency in accordance with ASC 830-10-45-11 and ASC 830-10-45-12. According to ASC 830-10-45-9, ASC 830-10-45-10 and ASC 830-10-45-17, at the application date (March 1, 2022), the opening balances of non-monetary items are remeasured in US$ (new functional currency for Marti İleri) which is the functional currency of Marti Delaware. Subsequently, non-monetary items are accounted for as if they had always been assets and liabilities in US$. Monetary items are treated in the same manner as any other foreign currency monetary items. Subsequently, monetary items are remeasured into US$ using exchange rates as at balance sheet date. Differences arising from the remeasurement of monetary items are recognized in profit or loss.

2.2 Going concern

The Group has experienced recurring operating losses from operating activities since its inception and a deficit on its stockholders’ equity. To date, these operating losses have been funded primarily by stockholders. The Group had net losses of US$19,278,511, accumulated losses of US$158,765,689 at June 30, 2025 and the Group has used US$5,009,402 cash for its operations during the same period.

These interim condensed consolidated financial statements have been prepared in accordance with the going concern principle. Management has performed a going concern assessment for a period of twelve months from the date of approval of these interim condensed consolidated financial statements to assess whether conditions exist that raise substantial doubt regarding the Group’s ability to continue as a going concern. Management has assumed growth rates through the twelve months following the issuance date of these interim condensed consolidated financial statements based on (i) historical data, (ii) the operational results subsequent to the financial reporting date up to the date of the assessment, and (iii) revenue projections. The assessment includes knowledge of the Group’s subsequent financial position, the estimated economic outlook and identified risks and uncertainties in relation thereto. Furthermore, the review of the strategic plan and budget, including expected developments in liquidity were considered. In addition, the Group’s management prepared alternative scenarios to assess the ability of the Group to continue its operations in case no additional funding is obtained except for Callaway’s available loan commitment.

On April 16, 2025, the Company, Callaway, as a commitment party and a subscribing party, and the other subscribers party thereto, MSTV, NHTAF, Callaway and Farragut Square Global Master Fund, LP, entered into a Note Subscription Agreement (the “2025 Note Subscription Agreement”), pursuant to which the subscribers agreed to, from time to time, subscribe for the Company’s 12.50% Convertible Senior Secured Notes due 2029 (the “2029 Convertible Notes”) up to an aggregate principal amount of US$23,000,000 on the terms set forth therein. As of June 30, 2025, the subscribers subscribed for an aggregate principal amount of US$4,000,000 and the remaining amount of the 2029 Note Subscription Agreement was US$19,000,000.

Based on the above facts, management of the Group has concluded that adequate resources and liquidity are available to meet the cash flow requirements for the next twelve months after the release of these unaudited interim condensed consolidated financial statements, and it is reasonable to apply the going concern basis as the underlying assumption for the unaudited interim condensed consolidated financial statements.

The Group prepared its unaudited interim condensed consolidated balance sheet as of June 30, 2025 in comparison with the consolidated balance sheet prepared as of December 31, 2024; and prepared unaudited interim condensed consolidated statements of operations and comprehensive loss, unaudited interim condensed consolidated statements of changes in equity and unaudited interim condensed consolidated statements of cash flows between January 1 and June 30, 2025 in comparison with January 1 and June 30, 2024.

These unaudited interim condensed consolidated financial statements of the Group do not include all the information required for full annual financial statements and should therefore be read together with the year-end consolidated financial statements dated December 31, 2024.